Document and Entity Information	Apr. 15, 2021
Cover [Abstract]
Entity Registrant Name	Michaels Companies, Inc.
Amendment Flag	false
Entity Central Index Key	0001593936
Document Type	8-K
Document Period End Date	Apr. 15, 2021
Entity Incorporation State Country Code	DE
Entity File Number	001-36501
Entity Tax Identification Number	37-1737959
Entity Address, Address Line One	3939 West John Carpenter Freeway
Entity Address, City or Town	Irving
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	75063
City Area Code	(972)
Local Phone Number	409-1300
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.06775 par value
Trading Symbol	MIK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false